Schedule IV - Reinsurance (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Supplemental Schedule Of Reinsurance Premiums For Insurance Companies [Table Text Block]
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

Year Ended December 31, 2011:
Life insurance in force	$606,587	$53,088	$9,163	$562,662	1.6%

Premiums and fees:
Life insurance and annuities	$1,990	$280	$40	$1,750	2.3%
Accident and health insurance	17,352	167	154	17,339	0.9%
Total	$19,342	$447	$194	$19,089	1.0%

Year Ended December 31, 2010:
Life insurance in force	$566,841	$44,335	$9,734	$532,240	1.8%

Premiums and fees:
Life insurance and annuities	$2,026	$264	$107	$1,869	5.7%
Accident and health insurance	16,272	173	425	16,524	2.6%
Total	$18,298	$437	$532	$18,393	2.9%

Year Ended December 31, 2009:
Life insurance in force	$544,687	$50,011	$71,107	$565,783	12.6%

Premiums and fees:
Life insurance and annuities	$1,909	$297	$305	$1,917	15.9%
Accident and health insurance	13,476	156	804	14,124	5.7%
Total	$15,385	$453	$1,109	$16,041	6.9%